DERIVATIVE FINANCIAL INSTRUMENTS 7 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Hedge Ineffectiveness [Line Items]
Loss on Cash Flow Hedge Ineffectiveness	$ 1	$ 1	$ 2
Loss on Fair Value Hedge Ineffectiveness	$ 9	$ 0	$ 0